Note 28 - Foreign exchange control measures in Argentina (Details Textual) $ in Thousands, $ in Millions			12 Months Ended
	Aug. 19, 2022 ARS ($)	Aug. 19, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Argentine sovereign bonds [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Loss arising from dividend paid in kind		$ 29,800
Argentina
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's revenue			13.00%
Argentina | Argentine sovereign bonds [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Distribution of dividend in kind		54,400
Argentina | Subsidiaries [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's net equity			10.60%
Percentage of entity's revenue			20.00%
Argentina | SIDERCA S.A.I.C. and subsidiaries [member] | Argentine sovereign bonds [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Distribution of dividend in kind	$ 7,394
Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency			$ 126,739	$ 95,073
Argentine Peso / U.S. dollar foreign exchange risk [member] | Argentina
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency			$ 127,000
International market [member] | Argentine sovereign bonds [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Distribution of dividend in kind		$ 24,600